Advance to suppliers (Tables)	12 Months Ended
Sep. 30, 2019
Advance to suppliers
Schedule of advance to suppliers

	September 30,	September 30,
	2019	2018

Beginning balance	$5,868,486	$4,112,915
Increased during the year	30,753,022	32,093,609
Less: utilized during the year	(22,366,650)	(30,209,196)
Exchange rate difference	(220,479)	(128,842)
Ending balance	$14,034,379	$5,868,486